Description of Business (Details)	12 Months Ended
Dec. 31, 2014
Navios Logistics
Related Party Transaction [Line Items]
Ownership percentage of Navios Holdings	63.80%
Navios Partners
Related Party Transaction [Line Items]
Ownership percentage of Navios Holdings	20.00%
General partner interest of Navios Holdings	2.00%
Navios Acquisition
Related Party Transaction [Line Items]
Ownership percentage of Navios Holdings	46.20%
Percentage of voting stock of Navios Holdings in Navios Acquisition	43.10%